FAIR VALUES - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 20,593,625,497
Ending balance	22,975,396,896
Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	14,465,378	$ 17,294,859
Transfers	21,478,895	9,285,449
Recognition	5,336,196	23,785,139
Derecognition	(7,107,393)	(34,536,230)
Income	13,836,986	26,589,278
Inflation Effect	(12,852,173)	(27,953,117)
Ending balance	35,157,889	14,465,378
Transfers into Level 3	22,181,233	5,937,824
Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,378,835,206
Ending balance	2,221,342,478
Transfers out of Level 3	231,165	752,199
Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	96,101,918
Ending balance	344,559,802
Transfers out of Level 3	471,173	4,099,824
Government Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0	0
Transfers	19,464,190	5,543,268
Recognition	45,390	2,140,911
Derecognition	(816,615)	(10,049,842)
Income	877,618	3,226,815
Inflation Effect	(3,242,968)	(861,152)
Ending balance	16,327,615	0
Government Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,152,833,833
Ending balance	620,296,290
Government Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,879,474
Ending balance	4,335,892
Corporate Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	500,278	3,921,594
Transfers	2,014,705	3,742,181
Recognition	2,677,223	20,023,646
Derecognition	(2,508,889)	(19,231,612)
Income	70,579	2,720,250
Inflation Effect	(779,511)	(10,675,781)
Ending balance	1,974,385	500,278
Corporate Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	50,881,503
Ending balance	21,399,968
Corporate Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	961,239
Ending balance	337,832
Other Financial Assets
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Ending balance	483,111,128
Other Financial Assets | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Transfers	0
Recognition	101,170
Derecognition	0
Income	0
Inflation Effect	0
Ending balance	101,170
Other Financial Assets | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	99,337,659
Ending balance	135,469,352
Other Financial Assets | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	43,423
Ending balance	30,577
Investments in Equity Instruments | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	13,965,100	13,373,265
Transfers	0	0
Recognition	2,512,413	1,620,582
Derecognition	(3,781,889)	(5,254,776)
Income	12,888,789	20,642,213
Inflation Effect	(8,829,694)	(16,416,184)
Ending balance	16,754,719	$ 13,965,100
Investments in Equity Instruments | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	5,462,299
Ending balance	6,163,687
Investments in Equity Instruments | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Ending balance	$ 0